UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                              Form 13F COVER PAGE

                 Report for the Calendar Year or Quarter Ended:
                               September 30, 2010

Check here if Amendment [ ];

Amendment Number:  _______

This Amendment (Check only one):

     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:       DWS DEUTSCHE BANK GESELLSCHAFT FUR WERTPAPIERSPAREN mbH
         Address:    TAUNUSANLAGE 12
                     FRANKFURT, GERMANY D-60262

Form 13F File Number: 28-10152

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:    JEFFREY RUIZ
         Title:   DIRECTOR
         Phone:   212-250-3667

                     Signature, Place, and Date of Signing:

         JEFFREY RUIZ
         NEW YORK, NEW YORK
         November 15, 2010

Report type (Check only one):

     [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
     [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form: 13F File Number 28-10103
         Name: Deutsche Bank Aktiengesellschaft